Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 53,470,000	£ 78,967,000
Transfer fees receivable	£ 42,309,000	50,418,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Cost / gross value
Details of credit risk
Trade receivables	£ 69,729,000	91,207,000
Trade receivables | Cost / gross value
Details of credit risk
Financial assets	69,729,000	91,207,000
Trade receivables | Cost / gross value | Neither past due nor impaired
Details of credit risk
Financial assets	49,390,000	64,434,000
Trade receivables | Cost / gross value | Past due, not impaired
Details of credit risk
Financial assets	4,080,000	14,533,000
Trade receivables | Cost / gross value | Not past due, impaired
Details of credit risk
Financial assets	4,296,000	110,000
Trade receivables | Cost / gross value | Past due, impaired
Details of credit risk
Financial assets	£ 11,963,000	£ 12,130,000